Stock Compensation Plans and Other Compensation Arrangements (Detail 3) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation by Share-based Payment Award
Stock awards, outstanding, weighted average remaining contractual terms	1 year 2 months	1 year 1 month	1 year 6 months	1 year 7 months
Stock Award Activity (Table)
Stock awards - outstanding at period start	2,808	3,420	3,478
Stock awards - granted	539	763	1,577
Stock awards - vested	(1,691)	(1,217)	(1,323)
Stock awards - forfeited	(70)	(158)	(312)
Stock awards - outstanding at period end	1,586	2,808	3,420	3,478
Stock Awards, Weighted Average Grant Date Fair Value [Table]
Weighted-average grant date fair value - outstanding at period start	$ 77	$ 61	$ 61
Weighted-average grant date fair value - granted	166	118	64
Weighted-average grant date fair value - vested	62	58	60
Weighted-average grant date fair value - forfeited	108	70	62
Weighted-average grant date fair value - outstanding at period end	$ 122	$ 77	$ 61	$ 61